Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (2,459,000)	$ (1,644,000)	$ (2,863,000)	$ (1,851,000)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation	360,000	237,000	500,000	251,000
Amortization	158,000	191,000	375,000	336,000
Amortization of right-of-use assets	276,000	69,000
Amortization of right-of-use assets			(186,000)	(108,000)
Gain on extinguishment of debt	0	(447,000)	(447,000)	0
Grant Income	(73,000)	0
Increase in net parent investment from corporate overhead	820,000	695,000	1,390,000	1,540,000
Stock-based compensation—Options	83,000	545,000	629,000	813,000
Realized gains on sale of marketable securities	0	(397,000)	(1,263,000)	(12,000)
Unrealized losses (gains) on marketable equity securities	0	(95,000)	866,000	(659,000)
Changes in operating assets and liabilities:
Accounts receivable	(1,479,000)	(514,000)	(1,434,000)	(797,000)
Accrued revenue	(159,000)	78,000	(473,000)	645,000
Inventories	(1,097,000)	477,000	(1,082,000)	(41,000)
Prepaid expenses and other current assets	(89,000)	4,000	(325,000)	(291,000)
Other assets	52,000	(60,000)	(76,000)	(1,000)
Accounts payable and accrued expenses	2,005,000	(413,000)	398,000	(166,000)
Accounts payable, related parties	(53,000)	(36,000)	17,000	(29,000)
Short term advances, related parties	1,247,000	0
Other current liabilities	(139,000)	208,000	330,000	(15,000)
Lease liabilities	(264,000)	537,000	487,000	(187,000)
Net cash used in operating activities	(811,000)	(565,000)	(3,157,000)	(572,000)
Cash flows from investing activities:
Purchase of property and equipment	(285,000)	(566,000)	(949,000)	(553,000)
Acquisition of Relec, net of cash acquired				(3,627,000)
Sales of marketable equity securities	0	430,000	1,467,000	29,000
Net cash used in investing activities	(285,000)	(136,000)	518,000	(4,151,000)
Cash flows from financing activities:
Net parent investment	385,000	3,898,000	4,748,000	5,714,000
Proceeds from notes payable	1,062,000	0		467,000
Payments on notes payable	0	(1,044,000)	(455,000)	(344,000)
Payments on notes payable, related party	0	(239,000)	(239,000)	(45,000)
Payments on revolving credit facilities, net	0	(22,000)	(660,000)	(156,000)
Net cash provided by financing activities	1,447,000	2,593,000	3,394,000	5,636,000
Effect of exchange rate changes on cash and cash equivalents	(264,000)	(12,000)	(346,000)	(123,000)
Net increase (decrease) in cash and cash equivalents	87,000	1,881,000	409,000	790,000
Cash and cash equivalents at beginning of period	1,599,000	1,190,000	1,190,000	400,000
Cash and cash equivalents at end of period	$ 1,686,000	$ 3,071,000	1,599,000	1,190,000
Supplemental disclosures of cash flow information:
Cash paid during the period for interest			$ 49,000	$ 72,000